Great Lakes Disciplined Equity Fund
Schedule of Investments
December 31, 2020 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 99.1%
Communication Services - 13.7%
Alphabet, Inc. - Class C *	612	$1,072,151
Facebook, Inc. - Class A *	2,756	752,829
Liberty Broadband Corp. - Class C *	1,243	196,854
Netflix, Inc. *	1,687	912,212
Twitter, Inc. *	2,574	139,382
ViacomCBS, Inc. - Class B	11,394	424,540
Walt Disney Co.	7,441	1,348,160
		4,846,128
Consumer Discretionary - 12.4%
Amazon.com, Inc. *	376	1,224,606
Best Buy Co., Inc.	2,059	205,467
Domino's Pizza, Inc.	555	212,820
Expedia Group, Inc.	8,385	1,110,174
McDonald's Corp.	2,055	440,962
NIKE, Inc. - Class B	1,959	277,140
Starbucks Corp.	1,299	138,967
TJX Companies, Inc.	1,909	130,366
V.F. Corp.	6,017	513,912
Wynn Resorts Ltd.	1,189	134,155
		4,388,569
Consumer Staples - 3.4%
Constellation Brands, Inc. - Class A	2,204	482,786
Costco Wholesale Corp.	625	235,488
Sysco Corp.	6,531	484,992
		1,203,266
Energy - 3.7%
Baker Hughes Co.	7,481	155,979
Chevron Corp.	7,176	606,013
ConocoPhillips	2,808	112,292
Exxon Mobil Corp.	10,065	414,879
		1,289,163
Financials - 8.5%
Aflac, Inc.	4,627	205,763
American International Group, Inc.	3,028	114,640
Bank of America Corp.	8,705	263,849
Bank of New York Mellon Corp.	8,111	344,231
BlackRock, Inc.	1,104	796,580
Capital One Financial Corp.	2,304	227,750
CME Group, Inc.	524	95,394
S&P Global, Inc.	1,495	491,451
T. Rowe Price Group, Inc.	1,354	204,982
Travelers Companies, Inc.	885	124,228
Wells Fargo & Co.	4,558	137,560
		3,006,428
Health Care - 9.8%
ABIOMED, Inc. *	710	230,182
Anthem, Inc.	625	200,681
BioMarin Pharmaceutical, Inc. *	4,637	406,619
Danaher Corp.	625	138,837
DexCom, Inc. *	685	253,258
Exact Sciences Corp. *	3,093	409,792
IDEXX Laboratories, Inc. *	460	229,940
Medtronic plc	1,019	119,366
STERIS plc	605	114,672
Stryker Corp.	1,099	269,299
Teladoc Health, Inc. *	745	148,970
Viatris, Inc. *	12,468	233,650
Zoetis, Inc.	4,261	705,195
		3,460,461
Industrials - 13.1%
Boeing Co.	2,439	522,092
Caterpillar, Inc.	810	147,436
Cummins, Inc.	660	149,886
FedEx Corp.	625	162,263
IDEX Corp.	1,165	232,068
Illinois Tool Works, Inc.	625	127,425
Kansas City Southern	2,477	505,630
Norfolk Southern Corp.	1,314	312,220
PACCAR, Inc.	4,203	362,635
Republic Services, Inc.	1,195	115,079
Roper Technologies, Inc.	685	295,297
Teledyne Technologies, Inc. *	1,233	483,311
Uber Technologies, Inc. *	2,299	117,249
Union Pacific Corp.	4,693	977,176
Waste Management, Inc.	1,009	118,991
		4,628,758
Information Technology # - 26.3%
Adobe, Inc. *	1,144	572,137
Advanced Micro Devices, Inc. *	3,648	334,558
Apple, Inc.	13,013	1,726,695
Atlassian Corp plc * - Class A	625	146,169
Autodesk, Inc. *	830	253,432
Automatic Data Processing, Inc.	690	121,578
Cognizant Technology Solutions Corp. - Class A	1,524	124,892
Datadog, Inc. * - Class A	1,509	148,546
Fidelity National Information Services, Inc.	969	137,075
Microsoft Corp.	12,373	2,752,003
NVIDIA Corp.	1,139	594,786
Texas Instruments, Inc.	5,542	909,608
Trade Desk, Inc. - Class A *	526	421,326
Visa, Inc. - Class A	4,762	1,041,592
		9,284,397
Materials - 2.0%
Air Products & Chemicals, Inc.	2,618	715,290

Real Estate - 5.8%
Alexandria Real Estate Equities, Inc. - REIT	1,709	304,578
Crown Castle International Corp. - REIT	1,369	217,931
Digital Realty Trust, Inc. - REIT	2,958	412,671
Prologis, Inc. - REIT	6,722	669,914
Realty Income Corp. - REIT	4,922	306,001
Simon Property Group, Inc. - REIT	1,399	119,307
		2,030,402
Utilities - 0.4%
Ameren Corp.	1,979	154,481
Total Common Stocks
(Cost $25,845,414)		35,007,343

MONEY MARKET FUND - 1.0%
First American Government Obligations Fund - Class Z, 0.03% ^
Total Money Market Fund
(Cost $359,268)	359,268	359,268

Total Investments - 100.1%
(Cost $26,204,682)		35,366,611
Other Assets and Liabilities, Net - (0.1)%		(22,417)
Total Net Assets - 100.0%		$35,344,194

*	Non-income producing security.
#
As of December 31, 2020, the Fund had a significant portion of its assets invested in the information technology sector. The information technology sector may be more sensitive to short product cycles, competition and more aggressive pricing than the overall market.

^	The rate shown is the annualized seven-day effective yield as of December 31, 2020.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$35,007,343	$-	$-	$35,007,343
Money Market Fund	359,268	-	-	359,268
Total Investments	$35,366,611	$-	$-	$35,366,611

Refer to the Schedule of Investments for further information on the classification of investments.